CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 2,000		$ 17,800
Cost of revenue	60		1,034
Gross profit	1,940		16,766
Operating expenses:
Research and development expenses, net	22,760	19,816	30,318
Marketing and business development expenses	871	651	1,634
General and administrative expenses	9,805	8,412	8,041
Total operating expenses	33,436	28,879	39,993
Operating loss	(31,496)	(28,879)	(23,227)
Financial and other income, net	1,798	820	628
Loss before taxes on income	(29,698)	(28,059)	(22,599)
Taxes on income		722
Net loss	$ (29,698)	$ (27,337)	$ (22,599)
Basic net loss per share	$ (0.37)	$ (0.43)	$ (0.41)
Diluted net loss per share	$ (0.37)	$ (0.43)	$ (0.41)
Other comprehensive loss:
Realized loss (gain) arising during the period from foreign currency derivative contracts			$ (17)
Total comprehensive loss	$ (29,698)	$ (27,337)	$ (22,616)
Weighted average number of ordinary shares used in computing basic net loss per share	79,591,187	63,636,673	55,277,428
Weighted average number of ordinary shares used in computing diluted net loss per share	79,591,187	63,636,673	55,277,428